RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
23. RELATED PARTY TRANSACTIONS
Related parties comprise the Group’s significant shareholders (beneficial owners of more than 5% of any class of the Group’s voting securities), directors and executive officers, and immediate family members of the foregoing persons. No other related parties with joint control or significant influence were identified. Related party transactions are approved by the Group’s Audit Committee or board of directors in accordance with the Group’s Related Party Transactions Policy.

Directors’ and key management emoluments

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, including directors. Compensation paid or payable to key management formed a part of general and administrative costs, and was comprised of the following:

	Year ended December 31,
	2024	2023	2022
Remuneration to key management and executive directors	6,201	5,033	4,699
Non-executive directors’ fees	984	1,225	958
	7,185	6,258	5,657
The emoluments paid to the Directors (executive and non-executive) during the years ended December 31, 2024, 2023 and 2022 amounted to $4,647, $3,189 and $2,006, respectively.
The following transactions were carried out with related parties:

	Year ended December 31,
	2024	2023	2022
Expenses
Remuneration expense	4,178	3,731	3,379
Share-based payments	3,007	2,527	2,278
Other expenses	—	—	8
	7,185	6,258	5,665
As at December 31, 2024 and 2023, the balance outstanding to key management and non-executive directors was $1,192 and $1,640, respectively and were included within accruals as the amounts are expected to be paid in less than one year.
As at December 31, 2024 and 2023, the following share options, RSUs and restricted shares were held by related parties:

	2024	2023
Share options held by key management, executive directors and non-executive directors	4,671,768	4,707,626
RSUs held by key management and executive directors	222,113	—
Restricted shares held by non-executive directors	56,995	33,194
In 2024, the Company granted 41,787 share options and 56,995 restricted shares to non-executive directors (Note 10,12 and 13).

In 2023, the Company granted 44,666 share options and 33,194 restricted shares to non-executive directors (Note 10, 12 and 13).

In 2022, the Company granted 156,124 share options and 32,942 restricted shares to non-executive directors (Note 10, 12 and 13).

In 2024, the Company granted 222,113 RSUs to key management and executive directors (Note 13). There were no similar grants in 2023 or 2022.
In 2022, the Company granted 400,000 share options to a key executive (Note 12).